UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202


Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

    /s/ Timothy J. Waymire, CFA        Denver, CO              October 21, 2011
    ---------------------------        -----------             ----------------
            [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          124
                                         -----------

Form 13F Information Table Value Total:  $   209,312
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-------------------------------  ------------  ---------  -----------  ----------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                   TITLE OF                  VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
        NAME OF ISSUER              CLASS        CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-------------------------------  ------------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ----
Vanguard Total Bond Index Fund   COMMON STOCK  921937835     9,618      114,854                SOLE        SOLE     SOLE
Vanguard Short-term Bond Index   COMMON STOCK  921937827     8,285      101,751                SOLE        SOLE     SOLE
IBM                              COMMON STOCK  459200101     7,077       40,472                SOLE        SOLE     SOLE
Vanguard Intermediate Bond Fund  COMMON STOCK  921937819     6,967       79,501                SOLE        SOLE     SOLE
Russell Large Blend              COMMON STOCK                6,860      109,683                SOLE        SOLE     SOLE
McDonald's                       COMMON STOCK                6,132       69,825                SOLE        SOLE     SOLE
Exxon Mobil Corporation          COMMON STOCK  91927806      5,961       82,078                SOLE        SOLE     SOLE
Sabine Royalty Trust             COMMON STOCK  785688102     5,485       87,015                SOLE        SOLE     SOLE
BHP Billiton                     COMMON STOCK  88606108      5,473       82,376                SOLE        SOLE     SOLE
Intel Corporation                COMMON STOCK  458140100     5,436      254,789                SOLE        SOLE     SOLE
United Technologies              COMMON STOCK  913017109     5,284       75,103                SOLE        SOLE     SOLE
Coca-Cola Co.                    COMMON STOCK  191216100     5,203       77,012                SOLE        SOLE     SOLE
Philip Morris International In   COMMON STOCK                5,117       82,030                SOLE        SOLE     SOLE
Chubb Corporation                COMMON STOCK  171232101     5,097       84,967                SOLE        SOLE     SOLE
Bristol-Myers Squibb             COMMON STOCK  110122108     4,971      158,398                SOLE        SOLE     SOLE
AmeriGas Partners LP             COMMON STOCK  30975106      4,072       92,559                SOLE        SOLE     SOLE
Buckeye Partners LP              COMMON STOCK                4,004       64,058                SOLE        SOLE     SOLE
Bank of Montreal                 COMMON STOCK                3,860       69,114                SOLE        SOLE     SOLE
E. I. Du Pont De Nemours         COMMON STOCK  263534109     3,845       96,206                SOLE        SOLE     SOLE
Vanguard Interm-Term Corp Bond   COMMON STOCK  92206C870     3,447       42,580                SOLE        SOLE     SOLE
Vanguard Emerging Market         COMMON STOCK  922042858     3,415       95,302                SOLE        SOLE     SOLE
Vodafone Group New ADR           COMMON STOCK                3,265      127,235                SOLE        SOLE     SOLE
Auto Data Processing             COMMON STOCK  53015103      3,019       64,039                SOLE        SOLE     SOLE
Ishares Investment Grade Corp    COMMON STOCK  464287242     2,989       26,611                SOLE        SOLE     SOLE
Home Depot                       COMMON STOCK  437076102     2,942       89,509                SOLE        SOLE     SOLE
Enerplus Corporation             COMMON STOCK                2,822      114,986                SOLE        SOLE     SOLE
Procter & Gamble                 COMMON STOCK  742718109     2,642       41,813                SOLE        SOLE     SOLE
Dow Jones Industrial Average     COMMON STOCK                2,530       23,224                SOLE        SOLE     SOLE
Johnson & Johnson                COMMON STOCK  478160104     2,349       36,885                SOLE        SOLE     SOLE
Vanguard Div Apprciation         COMMON STOCK  921908844     2,142       43,926                SOLE        SOLE     SOLE
Xcel Energy Inc                  COMMON STOCK                2,019       81,766                SOLE        SOLE     SOLE
Transcanada Corp                 COMMON STOCK  89353D107     1,940       47,920                SOLE        SOLE     SOLE
Waste Management Inc Del         COMMON STOCK                1,850       56,808                SOLE        SOLE     SOLE
Chevron Corp                     COMMON STOCK  166741100     1,800       19,444                SOLE        SOLE     SOLE
Nike Inc. Cl B                   COMMON STOCK  654106103     1,716       20,070                SOLE        SOLE     SOLE
Dow Jones Select Dividend        COMMON STOCK                1,693       35,103                SOLE        SOLE     SOLE
Wal Mart Stores Inc.             COMMON STOCK                1,618       31,182                SOLE        SOLE     SOLE
Abbott Laboratories              COMMON STOCK  2824100       1,580       30,897                SOLE        SOLE     SOLE
Microsoft Corporation            COMMON STOCK  594918104     1,574       63,229                SOLE        SOLE     SOLE
Southern Company                 COMMON STOCK  842587107     1,564       36,904                SOLE        SOLE     SOLE
AT&T Inc.                        COMMON STOCK                1,474       51,691                SOLE        SOLE     SOLE
Diageo PLC ADR                   COMMON STOCK                1,434       18,887                SOLE        SOLE     SOLE
WP Carey & Co LLC                COMMON STOCK                1,397       38,340                SOLE        SOLE     SOLE
Caterpillar Inc.                 COMMON STOCK  149123101     1,361       18,438                SOLE        SOLE     SOLE
Emerson Electric Company         COMMON STOCK  291011104     1,357       32,841                SOLE        SOLE     SOLE
Anadarko Petroleum               COMMON STOCK  32511107      1,348       21,385                SOLE        SOLE     SOLE
3M Company                       COMMON STOCK  604059105     1,328       18,496                SOLE        SOLE     SOLE
Canadian Natl Ry Co              COMMON STOCK                1,324       19,884                SOLE        SOLE     SOLE
Plum Creek Timber Co             COMMON STOCK  729251108     1,319       37,995                SOLE        SOLE     SOLE
General Mills Inc.               COMMON STOCK  370334104     1,306       33,937                SOLE        SOLE     SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                1,217       21,081                SOLE        SOLE     SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                1,199       19,492                SOLE        SOLE     SOLE
Pepsico Inc.                     COMMON STOCK  997134101     1,178       19,025                SOLE        SOLE     SOLE
EAFE Foreign                     COMMON STOCK                1,160       24,277                SOLE        SOLE     SOLE
Polaris Industries               COMMON STOCK  731068102     1,084       21,690                SOLE        SOLE     SOLE
Merck & Co.                      COMMON STOCK  58933107      1,080       33,039                SOLE        SOLE     SOLE
General Electric                 COMMON STOCK  369604103     1,080       70,975                SOLE        SOLE     SOLE
Altria Group                     COMMON STOCK                1,056       39,394                SOLE        SOLE     SOLE
Peabody Energy Corporation       COMMON STOCK                  988       29,165                SOLE        SOLE     SOLE
Xilinx Inc                       COMMON STOCK                  905       32,983                SOLE        SOLE     SOLE
Russell 3000                     COMMON STOCK                  870       13,038                SOLE        SOLE     SOLE
Sysco Corp.                      COMMON STOCK  871829107       856       33,059                SOLE        SOLE     SOLE
Plains All Amern Ppln LP         COMMON STOCK                  838       14,231                SOLE        SOLE     SOLE
Medtronic Inc.                   COMMON STOCK  585055106       819       24,624                SOLE        SOLE     SOLE
Public Storage Inc.              COMMON STOCK                  816        7,325                SOLE        SOLE     SOLE
3-7 Year Treasury                COMMON STOCK  464288661       753        6,200                SOLE        SOLE     SOLE
iShares Tr Comex Gold            COMMON STOCK                  734       46,350                SOLE        SOLE     SOLE
Apache Corp                      COMMON STOCK                  729        9,080                SOLE        SOLE     SOLE
NextEra Energy, Inc.             COMMON STOCK                  665       12,315                SOLE        SOLE     SOLE
Stanley Works                    COMMON STOCK                  658       13,392                SOLE        SOLE     SOLE
EMC Corp Mass                    COMMON STOCK  268648102       652       31,050                SOLE        SOLE     SOLE
Apple Computer Inc               COMMON STOCK                  641        1,682                SOLE        SOLE     SOLE
Kraft Foods Inc                  COMMON STOCK                  641       19,089                SOLE        SOLE     SOLE
Streettracks Gold TRUST          COMMON STOCK                  640        4,052                SOLE        SOLE     SOLE
EOG Resources                    COMMON STOCK  293562104       608        8,560                SOLE        SOLE     SOLE
Expeditors Int'l                 COMMON STOCK                  591       14,580                SOLE        SOLE     SOLE
Duke Energy                      COMMON STOCK  264399106       578       28,898                SOLE        SOLE     SOLE
Russell Large Growth             COMMON STOCK  464287614       560       10,659                SOLE        SOLE     SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK  922042775       559       14,449                SOLE        SOLE     SOLE
Wells Fargo                      COMMON STOCK  949746101       557       23,089                SOLE        SOLE     SOLE
Treasury Inflation Protected B   COMMON STOCK                  540        4,722                SOLE        SOLE     SOLE
Heinz H J Co                     COMMON STOCK  423074103       536       10,610                SOLE        SOLE     SOLE
Royal Bank of Canada             COMMON STOCK                  516       11,289                SOLE        SOLE     SOLE
Cisco Systems                    COMMON STOCK  17275R102       499       32,201                SOLE        SOLE     SOLE
U S Bancorp Del                  COMMON STOCK                  492       20,886                SOLE        SOLE     SOLE
Russell Large Value              COMMON STOCK                  488        8,631                SOLE        SOLE     SOLE
Clorox Co.                       COMMON STOCK                  456        6,875                SOLE        SOLE     SOLE
V.F. Corporation                 COMMON STOCK  918204108       445        3,658                SOLE        SOLE     SOLE
Target Corp                      COMMON STOCK  872540109       424        8,655                SOLE        SOLE     SOLE
Pfizer Incorporated              COMMON STOCK  717081103       415       23,498                SOLE        SOLE     SOLE
Verizon Communications           COMMON STOCK  92343V104       403       10,951                SOLE        SOLE     SOLE
Stryker Corp                     COMMON STOCK                  400        8,497                SOLE        SOLE     SOLE
Sanofi-Aventis SA                COMMON STOCK                  394       12,010                SOLE        SOLE     SOLE
Vanguard Corp Bond Etf           COMMON STOCK  92206C409       390        5,019                SOLE        SOLE     SOLE
Ecolab Inc                       COMMON STOCK                  383        7,831                SOLE        SOLE     SOLE
EnCana Corp                      COMMON STOCK  292505104       379       19,718                SOLE        SOLE     SOLE
Barrick Gold                     COMMON STOCK                  373        8,000                SOLE        SOLE     SOLE
Public Storage 6.5%              COMMON STOCK  74460D141       360       13,935                SOLE        SOLE     SOLE
Russell Small Cap                COMMON STOCK  464287655       355        5,517                SOLE        SOLE     SOLE
UnitedHealth Group               COMMON STOCK  910581107       328        7,105                SOLE        SOLE     SOLE
Cree Inc                         COMMON STOCK                  325       12,526                SOLE        SOLE     SOLE
Hewlett Packard Company          COMMON STOCK  428236103       315       14,027                SOLE        SOLE     SOLE
Sherwin Williams                 COMMON STOCK                  291        3,918                SOLE        SOLE     SOLE
Archer Daniels Midland           COMMON STOCK                  288       11,600                SOLE        SOLE     SOLE
Enterprise Prd Prtnrs Lp         COMMON STOCK                  281        6,992                SOLE        SOLE     SOLE
Oracle Corp.                     COMMON STOCK  68389X105       272        9,477                SOLE        SOLE     SOLE
San Juan Basin Royal Tr          COMMON STOCK  798241105       269       11,710                SOLE        SOLE     SOLE
Russell MidCap                   COMMON STOCK                  268        3,040                SOLE        SOLE     SOLE
QEP Resources Inc                COMMON STOCK  74733V100       267        9,846                SOLE        SOLE     SOLE
Bard C R Incorporated            COMMON STOCK                  264        3,015                SOLE        SOLE     SOLE
Deere & Company                  COMMON STOCK  244199105       249        3,853                SOLE        SOLE     SOLE
Colgate Palmolive                COMMON STOCK  194162103       246        2,772                SOLE        SOLE     SOLE
Zimmer Holdings Inc              COMMON STOCK  98956P102       239        4,467                SOLE        SOLE     SOLE
Sector Spdr Materials Fd         COMMON STOCK                  231        7,872                SOLE        SOLE     SOLE
Potash Corp Sask Inc             COMMON STOCK  73755L107       222        5,135                SOLE        SOLE     SOLE
Church & Dwight Co Inc           COMMON STOCK                  221        5,000                SOLE        SOLE     SOLE
Questar Corporation              COMMON STOCK                  198       11,156                SOLE        SOLE     SOLE
McMoran Exploration Co           COMMON STOCK  582411104       154       15,500                SOLE        SOLE     SOLE
Keycorp Inc New                  COMMON STOCK                   76       12,900                SOLE        SOLE     SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                   38      317,000                SOLE        SOLE     SOLE
Ben Ezra Weinstein New           COMMON STOCK                    0       50,000                SOLE        SOLE     SOLE
Galaxy Energy Corp               COMMON STOCK                    0       16,000                SOLE        SOLE     SOLE
Pop N Go Inc                     COMMON STOCK  732816103         0       12,800                SOLE        SOLE     SOLE
Intl Cavitation Tech             COMMON STOCK                    0       40,000                SOLE        SOLE     SOLE